Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of supplemental balance sheet information related to operating leases
	December 31,	December 31,
	2025	2024
Right-of-use assets, net	$882,187	$1,060,426

Operating lease liabilities - current	135,724	139,222
Operating lease liabilities - non-current	745,120	919,781
Total operating lease liabilities	$880,844	$1,059,003

Schedule of weighted average remaining lease terms and discount rates
	December 31,	December 31,
	2025	2024
Weighted average remaining lease term (years)	5.98	6.95
Weighted average discount rate	3.85%	3.85%

Schedule of maturities of lease liabilities
Twelve months ending December 31,
2026	$165,410
2027	162,517
2028	162,517
2029	162,517
2030	162,517
Thereafter	162,518
Total future minimum lease payments	977,996
Less: Imputed interest	97,152
Total	$880,844